Amortization and depreciation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Amortization and depreciation [Abstract]
Amortisation, intangible assets other than goodwill	$ 7,328	$ 5,055	$ 14,390	$ 9,639	$ 23,857
Depreciation, right-of-use assets	189	171	378	334
Depreciation, property, plant and equipment	419	314	883	629
Depreciation and amortisation expense	$ 7,936	$ 5,540	$ 15,651	$ 10,602